Earnings Per Share (Computation Of Basic And Diluted Earnings Per Share ) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net income	$ (1,988)	$ 66,536	$ 52,811	$ 65,512	$ 26,880	$ 17,814	$ 9,771	$ 27,055	$ 182,871	$ 81,520	$ 92,336
Preferred dividends	2,344	2,343	2,344	2,344	2,343	1,563			9,375	3,906
Net Income available to common shareholders	$ (4,332)	$ 64,193	$ 50,467	$ 63,168	$ 24,537	$ 16,251	$ 9,771	$ 27,055	$ 173,496	$ 77,614	$ 92,336
Average shares used in basic computation	68,782	68,522	68,556	68,386	66,636	66,482	66,792	67,579	68,562	66,871	68,543
Dilutive effect of stock options and units									12,473	10,692	10,011
Average shares used in diluted computation	68,782	80,881	80,021	80,695	79,539	77,544	75,982	76,086	81,035	77,563	78,554
Basic	$ (0.06)	$ 0.94	$ 0.74	$ 0.92	$ 0.37	$ 0.24	$ 0.15	$ 0.40	$ 2.53	$ 1.16	$ 1.35
Diluted	$ (0.06)	$ 0.79	$ 0.63	$ 0.78	$ 0.31	$ 0.21	$ 0.13	$ 0.36	$ 2.14	$ 1.00	$ 1.18